Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment, Net [Abstract]
Summary of property, plant and equipment, net
	Laboratory equipment	Office furniture and equipment	Computers	Leasehold Improvements	Factory Leasehold	Total
Cost
Balance as of January 1, 2017	3,411	293	318	2,652	-	6,674
Additions	17	-	38	-	4,453	4,508

Balance as of December 31, 2017	3,428	293	356	2,652	4,453	11,182

Accumulated Depreciation

Balance as of January 1, 2017	3,116	160	287	1,668	-	5,231
Additions	180	17	23	221	-	441

Balance as of December 31, 2017	3,296	177	310	1,889	-	5,672

Depreciated cost as of December 31, 2017	132	116	46	763	4,453	5,510

Depreciated cost as of December 31, 2017 (convenience translation into U.S. dollars) (Note 2c)	38	34	13	220	1,284	$1,589

	Laboratory equipment	Office furniture and equipment	Computers	Leasehold Improvements	Total
Cost
Balance as of January 1, 2016	3,410	293	299	2,652	6,654
Additions	1	-	19	-	20

Balance as of December 31, 2016	3,411	293	318	2,652	6,674

Accumulated Depreciation

Balance as of January 1, 2016	2,751	142	270	1,447	4,610
Additions	365	18	17	221	621

Balance as of December 31, 2016	3,116	160	287	1,668	5,231

Depreciated cost as of December 31, 2016	295	133	31	984	1,443

Depreciated cost as of December 31, 2016 (convenience translation into U.S. dollars) (Note 2c)	76	35	8	256	$375